Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Property and Equipment, Net
Gross		¥ 32,467			¥ 86,928
Less: accumulated depreciation and amortization		(12,261)			(20,439)
Net book value		20,206		$ 10,600	66,489
Depreciation and Amortization
Depreciation and amortization expenses	¥ 8,654	5,177	¥ 3,699
Buildings and property improvements
Property and Equipment, Net
Gross		10,529			45,909
Computer equipment and software
Property and Equipment, Net
Gross		18,427			33,852
Construction in progress
Property and Equipment, Net
Gross		2,627			5,110
Furniture, office and transportation equipment
Property and Equipment, Net
Gross		¥ 884			¥ 2,057